Intangibles - Summary of non-current assets - intangibles (Detail) - AUD ($) $ in Thousands	Jun. 30, 2025	Jan. 01, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 1,087	$ 0	$ 15,400	$ 17,269
GDC licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,087		8,073
GDC licensing agreement [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,087		16,408
GDC licensing agreement [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	0		(8,335)
Licensing Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	0		7,327
Licensing Agreement [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	0		9,813
Licensing Agreement [Member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 0		$ (2,486)